Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement Blend 2005 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement Blend 2010 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement Blend 2015 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	435
T. Rowe Price Retirement Blend 2020 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	111
Expense Example, with Redemption, 10 Years	247
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	448
T. Rowe Price Retirement Blend 2025 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	258
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	467
T. Rowe Price Retirement Blend 2030 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	270
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	220
Expense Example, with Redemption, 10 Years	486
T. Rowe Price Retirement Blend 2035 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	128
Expense Example, with Redemption, 10 Years	283
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	504
T. Rowe Price Retirement Blend 2040 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	295
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	516
T. Rowe Price Retirement Blend 2045 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	304
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	524
T. Rowe Price Retirement Blend 2050 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	139
Expense Example, with Redemption, 10 Years	310
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	537
T. Rowe Price Retirement Blend 2055 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	316
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	546
T. Rowe Price Retirement Blend 2060 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	322
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	553
T. Rowe Price Retirement Blend 2065 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	329
T. Rowe Price Retirement Blend 2070 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
T. Rowe Price Retirement Blend 2070 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331